Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Income Statement [Abstract]
Revenues	$ 93,485	$ 79,228	$ 69,387
Cost of revenues	47,966	41,807	36,508
Reorganization and impairment		4,931	1,041
Total cost of revenues	47,966	46,738	37,549
Gross profit	45,519	32,490	31,838
Research and development costs	13,534	12,630	11,421
Selling, general and administrative expenses	22,022	21,900	19,255
Reorganization and impairment		(4,059)	138
Patent litigation expense	13,000		14,600
Total operating expenses	48,556	30,471	45,414
Operating income (loss)	(3,037)	2,019	(13,576)
Financial expenses, net	(150)	(847)	(1,312)
Income (loss) from continuing operations before incomes taxes	(3,187)	1,172	(14,888)
Income tax (expense) benefit	4,875	(303)	2,072
Net income (loss) from continuing operations	1,688	869	(12,816)
Income from discontinued operations
Income before income tax expense	18,302	4,450	2,952
Income tax expense	(6,028)	(585)	(249)
Net income from discontinued operations	12,274	3,865	2,703
Net income (loss)	$ 13,962	$ 4,734	$ (10,113)
Basic earnings (losses) from continuing operations	$ 0.05	$ 0.02	$ (0.38)
Basic earnings from discontinued operations	0.35	0.11	0.08
Basic net earnings (losses)	0.40	0.13	(0.30)
Diluted earnings (losses) from continuing operations	0.05	0.02	(0.38)
Diluted earnings from discontinued operations	0.34	0.11	0.08
Diluted net earnings (losses)	$ 0.39	$ 0.13	$ (0.30)
Weighted average number of ordinary shares outstanding:
Basic	35,441	35,348	33,352
Diluted	35,964	35,376	33,352

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19